SUMMARY OF EXPLORATION AND EVALUATION ASSETS (Details) - Exploration and Evaluation Assets Arising from Exploration [Member]	9 Months Ended
Sep. 30, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 31,823,982
Site operations & administration	683,713
Care and maintenance	2,289,013
Geology	2,711,067
Drilling	1,308,047
Geophysics	1,478,299
Engineering	5,202,363
Environmental, social and governance	184,441
Metallurgy and processing	160,209
Technical studies	28,529
Health and safety	314,540
Water treatment project	45,418
Mine development	173,885
Impact of foreign currency translation	(1,710,929)
Ending balance	44,692,577
Selebi [member] | BW [member]
IfrsStatementLineItems [Line Items]
Beginning balance	31,146,672
Site operations & administration	642,581
Care and maintenance	2,289,013
Geology	2,392,480
Drilling	1,301,463
Geophysics	1,460,507
Engineering	5,169,574
Environmental, social and governance	184,441
Metallurgy and processing	58,517
Technical studies	20,879
Health and safety	314,540
Water treatment project	45,418
Mine development	173,885
Impact of foreign currency translation	(1,658,930)
Ending balance	43,541,040
Selkirk [member] | BW [member]
IfrsStatementLineItems [Line Items]
Beginning balance	677,310
Site operations & administration	41,132
Care and maintenance
Geology	318,587
Drilling	6,584
Geophysics	17,792
Engineering	32,789
Environmental, social and governance
Metallurgy and processing	101,692
Technical studies	7,650
Health and safety
Water treatment project
Mine development
Impact of foreign currency translation	(51,999)
Ending balance	$ 1,151,537